Segment Information - Summary Of Acquisition Of Investment In Films And Television Programs (Detail) - LIONS GATE ENTERTAINMENT CORP [Member] - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Acquisition of investment in films and television programs and program rights	$ 1,409.3	$ 1,979.2	$ 2,211.7
Reportable Segments | Motion Picture
Acquisition of investment in films and television programs and program rights	416.6	483.6	465.0
Reportable Segments | Television Production
Acquisition of investment in films and television programs and program rights	712.8	1,082.0	1,287.0
Reportable Segments | Media Networks
Acquisition of investment in films and television programs and program rights	852.8	1,173.0	1,134.6
Intersegment Eliminations
Acquisition of investment in films and television programs and program rights	$ (572.9)	$ (759.4)	$ (674.9)